Income Taxes - Summary of Current and Deferred Component of Income Tax Expenses (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 121,777,474	$ 17,711,799	¥ 132,155,767	¥ 50,151,251
Deferred income tax expense (benefit)	(32,694,920)	(4,755,279)	(12,752,767)	2,863,061
Income tax expenses	¥ 89,082,554	$ 12,956,520	¥ 119,403,000	¥ 53,014,312